UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road , Building A 2nd Floor	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2011

Date of reporting period: 08/31/2011

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2011 (Unaudited)

	Shares	Value

Common Stock - 91.19%

Aerospace & Defense - 3.89%
Rockwell Collins, Inc.	10,000	$504,600

Banks - 0.49%
CapitalSource, Inc.	10,000	63,500

Beverages - 6.01%
* Constellation Brands, Inc. - Class A	20,000	395,400
Dr. Pepper Snapple Group, Inc.	10,000	384,800
		780,200
Chemicals - 3.21%
RPM International, Inc.	20,000	416,800

Computers - 2.83%
* SanDisk Corp.	10,000	366,500

Distribution & Wholesale - 2.43%
United Stationers, Inc.	10,000	315,400

Electrical Components & Equipment - 2.91%
* Energizer Holdings, Inc.	5,000	377,400

Electronics - 6.26%
Amphenol Corp. - Class A	9,000	422,820
Gentex Corp.	15,000	389,175
		811,995
Environmental Control - 3.51%
Republic Services, Inc.	15,000	455,400

Food - 3.68%
McCormick & Co., Inc.	10,000	477,900

Hand & Machine Tools - 9.47%
Lincoln Electric Holdings, Inc.	6,000	204,180
Snap-On, Inc.	10,000	529,100
Stanley Black & Decker, Inc.	8,000	495,840
		1,229,120
Healthcare - Products - 8.24%
DENTSPLY International, Inc.	10,000	352,000
* Henry Schein, Inc.	6,000	395,460
STERIS Corp.	10,000	321,800
		1,069,260
Healthcare - Services - 3.09%
Quest Diagnostics, Inc.	8,000	400,560

Household Products - 4.10%
Tupperware Brands Corp.	8,000	532,000

Iron & Steel - 2.45%
Steel Dynamics, Inc.	25,000	318,250

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2011 (Unaudited)

	Shares	Value

Common Stock - 91.19% (Continued)

Machinery - Diversified - 2.77%
* Zebra Technologies Corp.	10,000	$359,300

Mining - 3.05%
Silver Wheaton Corp.	10,000	396,200

Miscellaneous Manufacturing - 1.70%
Parker Hannifin Corp.	3,000	220,290

Oil & Gas - 9.79%
Canadian Oil Sands Ltd.	10,000	238,463
Energen Corp.	10,000	491,000
* Rowan Cos., Inc.	15,000	541,050
		1,270,513
Oil & Gas Services - 4.01%
* Cameron International Corp.	10,000	519,600

Pharmaceuticals - 3.52%
* Salix Pharmaceuticals Ltd.	15,000	456,750

Semiconductors - 2.63%
* LSI Corp.	50,000	340,500

Telecommunications - 1.15%
Frontier Communications Corp.	20,000	149,800

Total Common Stock (Cost $10,753,962)		11,831,838

Investment Companies - 8.91%

Exchange-Traded Funds - 4.11%
* SPDR Gold Trust	3,000	532,950

Money Market Funds - 4.80%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	622,180	622,180

Total Investment Companies (Cost $866,825)		1,155,130

Total Investments (Cost $11,620,787) - 100.10%		12,986,968
Liabilities in Excess of Other Assets, net - (0.10%)		(12,652)

Net Assets - 100.00%		$12,974,316

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2011 is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2011 (Unaudited)
	% of Net
Industry	Assets	Value

Aerospace & Defense	3.89%	$504,600
Banks	0.49%	63,500
Beverages	6.01%	780,200
Chemicals	3.21%	416,800
Computers	2.83%	366,500
Distribution & Wholesale	2.43%	315,400
Electrical Components & Equipment	2.91%	377,400
Electronics	6.26%	811,995
Environmental Control	3.51%	455,400
Exchange-Traded Funds	4.11%	532,950
Food	3.68%	477,900
Hand & Machine Tools	9.47%	1,229,120
Healthcare - Products	8.24%	1,069,260
Healthcare - Services	3.09%	400,560
Household Products	4.10%	532,000
Iron & Steel	2.45%	318,250
Machinery - Diversified	2.77%	359,300
Mining	3.05%	396,200
Miscellaneous Manufacturing	1.70%	220,290
Money Market Funds	4.80%	622,180
Oil & Gas	9.79%	1,270,513
Oil & Gas Services	4.01%	519,600
Pharmaceuticals	3.52%	456,750
Semiconductors	2.63%	340,500
Telecommunications	1.15%	149,800
Total	100.10%	$12,986,968

See Notes to Schedule of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2011 (Unaudited)

	Shares	Value

Common Stock - 87.89%

Chemicals - 3.46%
Stepan Co.	5,000	$378,250

Commercial Services - 7.83%
Deluxe Corp.	20,000	442,600
Landauer, Inc.	8,000	412,480
		855,080
Computers - 2.49%
* 3D Systems Corp.	15,000	272,550

Distribution & Wholesale - 3.00%
Watsco, Inc.	5,500	328,075

Electric - 8.39%
Black Hills Corp.	10,000	306,000
NorthWestern Corp.	10,000	339,100
UIL Holdings Corp.	8,000	271,680
		916,780
Energy-Alternate Sources - 2.42%
* Green Plains Renewable Energy, Inc.	25,000	264,000

Engineering & Construction - 4.30%
Chicago Bridge & Iron Co. NV	10,000	357,500
* Tutor Perini Corp.	8,000	112,320
		469,820
Food - 11.67%
B&G Foods, Inc. - Class A	20,000	364,200
Imperial Sugar Co.	20,000	179,200
Snyders-Lance, Inc.	20,000	445,400
Tootsie Roll Industries, Inc.	11,254	285,176
		1,273,976
Forest Products & Paper - 4.13%
* KapStone Paper and Packaging Corp.	30,000	450,900

Gas - 1.89%
South Jersey Industries, Inc.	4,000	206,120

Home Furnishings - 2.36%
Ethan Allen Interiors, Inc.	15,000	257,850

Household Products - 6.43%
Jarden Corp.	10,000	290,400
WD-40 Co.	10,000	411,400
		701,800
Iron & Steel - 3.70%
Carpenter Technology Corp.	8,000	403,760

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2011 (Unaudited)

	Shares	Value

Common Stock - 87.89% (Continued)

Oil & Gas - 6.70%
* Birchcliff Energy Ltd.	20,000	$276,320
Cabot Oil & Gas Corp.	6,000	455,160
		731,480
Oil & Gas Services - 1.58%
Gulf Island Fabrication, Inc.	7,000	172,200

Pipelines - 3.31%
Eagle Rock Energy Partners LP	34,000	361,080

REIT - 8.12%
Ashford Hospitality Trust, Inc.	30,000	243,000
Capstead Mortgage Corp.	20,000	266,200
Rayonier, Inc.	9,000	377,460
		886,660
Retail - 3.61%
The Buckle, Inc.	10,000	394,000

Transportation - 2.50%
* RailAmerica, Inc.	20,000	273,000

Total Common Stock (Cost $7,805,249)		9,597,381

Investment Companies - 12.22%

Closed-End Funds - 2.25%
Central Fund of Canada Ltd.	10,000	245,500

Money Market Funds - 9.97%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	1,088,918	1,088,918

Total Investment Companies (Cost $1,299,418)		1,334,418

Total Investments (Cost $9,104,667) - 100.11%		10,931,799
Liabilities in Excess of Other Assets, net - (0.11)%		(12,109)
Net Assets - 100.00%		$10,919,690

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2011 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

Capital Management Small-Cap Fund

As of August 31, 2011 (Unaudited)
	% of Net
Industry	Assets	Value

Chemicals	3.46%	$378,250
Closed-End Funds	2.25%	245,500
Commercial Services	7.83%	855,080
Computers	2.49%	272,550
Distribution & Wholesale	3.00%	328,075
Electric	8.39%	916,780
Energy-Alternate Sources	2.42%	264,000
Engineering & Construction	4.30%	469,820
Food	11.67%	1,273,976
Forest Products & Paper	4.13%	450,900
Gas	1.89%	206,120
Home Furnishings	2.36%	257,850
Household Products	6.43%	701,800
Iron & Steel	3.70%	403,760
Money Market Funds	9.97%	1,088,918
Oil & Gas	6.70%	731,480
Oil & Gas Services	1.58%	172,200
Pipelines	3.31%	361,080
REIT	8.12%	886,660
Retail	3.61%	394,000
Transportation	2.50%	273,000
Total	100.11%	$10,931,799

See Notes to Schedule of Investments.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2011 (Unaudited)

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2011:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$11,831,838	$-	$11,831,838
Investment Companies	532,950	622,180	1,155,130
Totals	$12,364,788	$622,180	$12,986,968

Capital Management Funds

Notes to Schedules of Investments	August 31, 2011 (Unaudited)

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,597,381	$-	$9,597,381
Investment Companies	245,500	1,088,918	1,334,418
Totals	$9,842,881	$1,088,918	$10,931,799

(a)
As of and during the nine-month period ended August 31, 2011, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of August 31, 2011 are noted below.

Table 3	Federal Tax Cost	Aggregate Gross Unrealized
		Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$ 11,620,787	$ 2,272,181	$ (906,000)	$ 1,366,181
Small-Cap Fund	9,157,542	2,235,194	(460,937)	1,774,257

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 27, 2011